LEASES (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) lease	Jun. 30, 2021 USD ($) lease agreement	Dec. 31, 2020 USD ($) agreement	Dec. 31, 2019 USD ($)
Leases
Right of use assets	$ 4,816,000	$ 4,816,000	$ 1,810,000	$ 2,289,000
Total lease liability	5,942,000	5,942,000	3,025,000	3,800,000
Impairments	$ 0	$ 0	$ 0	$ 0
Number of service agreements contained embedded lease | agreement		2	1
Acquisition of EnvisionTEC
Leases
Increase in company's right of use asset		$ 1,800,000
Number of real estate properties leased. | lease	5	5
Number of leases for which lease term is extended. | lease	6	6
Adaptive 3D Technologies Inc
Leases
Increase in company's right of use asset		$ 700,000
Number of real estate properties leased. | lease	2	2
Aerosint
Leases
Increase in company's right of use asset		$ 400,000
Number of real estate properties leased. | lease	1	1
Number of leases for which lease term is extended. | lease	3	3